Statement of Changes in Net Assets Available for Benefits (Modified Cash Basis) - EBP 011 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee contributions	$ 5,218,786
Employer matching and discretionary contributions	1,981,050
Employee rollover contributions	812,891
Total contributions	8,012,727
Interest on notes receivable from participants	150,525
Investment income:
Interest and dividends	608,202
Net appreciation in fair value of investments	20,061,477
Total investment income:	20,669,679
Total additions	28,832,931
Deductions:
Administrative expenses	201,323
Benefits paid and withdrawals	23,110,085
Total deductions	23,311,408
Net increase	5,521,523
Net assets available for benefits at beginning of year	159,964,895
Net assets available for benefits at end of year	$ 165,486,418